Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company - Condensed Balance Sheets
Condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	543,307,703	977,408,741	140,395,981
Short-term amounts due from related parties	2,970,270,234	2,640,126,978	379,230,512
Other current assets	1,715,437	618,772	88,880

Total current assets	3,515,293,374	3,618,154,491	519,715,373

	As of December 31,
	2018	2019
	RMB	RMB	US$
Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	7,312,249,746	10,666,422,196	1,532,135,683

Total non-current assets	7,312,249,746	10,666,422,196	1,532,135,683

TOTAL ASSETS	10,827,543,120	14,284,576,687	2,051,851,056

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	2,536,138	16,524,612	2,373,612
Short-term amounts due to related parties	4,393,726	4,448,876	639,041

Total current liabilities	6,929,864	20,973,488	3,012,653

Non-current liabilities
Convertible senior notes	—	2,339,551,570	336,055,556

Total non-current liabilities	—	2,339,551,570	336,055,556

TOTAL LIABILITIES	6,929,864	2,360,525,058	339,068,209

Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 243,425,092 shares issued and 232,952,916 shares outstanding, as of December 31, 2018; 656,508,828 shares authorized, 200,711,030 shares issued and 190,238,854 shares outstanding, as of December 31, 2019)	161,442	131,638	18,908
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2018 and 2019)	43,836	43,836	6,297
Treasury shares	(362,130,324)	(362,130,324)	(52,016,766)
Additional paid-in capital	4,030,410,733	3,967,733,108	569,929,200
Accumulated other comprehensive loss	(44,858,239)	(12,965,166)	(1,862,330)
Retained earnings	7,196,985,808	8,331,238,537	1,196,707,538

Total shareholders’ equity	10,820,613,256	11,924,051,629	1,712,782,847

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	10,827,543,120	14,284,576,687	2,051,851,056

Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income
Condensed statements of comprehensive income

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Share-based compensation expense	(66,522,766)	(55,734,443)	(87,299,053)	(12,539,724)
General and administrative	(7,263,250)	(26,615,449)	(43,146,732)	(6,197,640)
Interest and investment income, net	6,189,009	9,919,513	(10,149,429)	(1,457,874)
Other non-interest income	—	5,701,978	20,498,736	2,944,459
Foreign exchange loss, net	—	(92,089,724)	9,946,070	1,428,664
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	2,315,454,720	2,549,589,488	3,374,438,333	484,707,738

Net income before income taxes	2,247,857,713	2,390,771,363	3,264,287,925	468,885,623
Income tax expense	—	—	—	—

Net income	2,247,857,713	2,390,771,363	3,264,287,925	468,885,623

Other comprehensive income
Foreign currency translation adjustment	(329,387,410)	284,529,171	31,893,073	4,581,153

Total comprehensive income	1,918,470,303	2,675,300,534	3,296,180,998	473,466,776

Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	2,247,857,713	2,390,771,363	3,264,287,925	468,885,623
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(2,315,454,720)	(2,549,589,488)	(3,374,438,333)	(484,707,738)
Share-based compensation expense	66,522,766	55,734,443	87,299,053	12,539,724
Amortization of convertible senior notes	—	—	23,934,289	3,437,946
Foreign exchange (income)/loss net	—	92,089,724	(9,946,070)	(1,428,664)
Changes in operating assets and liabilities:
Receivables from related party	(22,577)	(5,508,535)	(34,551)	(4,963)
Payable to employees	—	—	(2,312,714)	(332,201)
Other current receivables	(4,564,046)	2,848,608	1,096,665	157,526
Other current payables	1,378,058	1,158,081	4,292,086	616,520

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(4,282,806)	(12,495,804)	(5,821,650)	(836,227)
Net cash provided by /(used in) investing activities	(2,033,240,388)	(562,307,977)	330,197,330	47,429,879
Net cash provided by/(used in) financing activities	4,881,181,230	(1,410,797,361)	9,587,663	1,377,182
Effect of exchange rate changes on cash and cash equivalents	(331,854,326)	17,105,135	100,137,695	14,383,880

Net increase/(decrease) in cash and cash equivalents	2,511,803,710	(1,968,496,007)	434,101,038	62,354,714
Cash and cash equivalents at beginning of the year	—	2,511,803,710	543,307,703	78,041,268

Cash and cash equivalents at end of the year	2,511,803,710	543,307,703	977,408,741	140,395,982